Development costs (recovery) (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of detailed information about deferred development costs
	2018	2017	2016
Statements of financial position
Opening balance of capitalized development costs	$-	$-	$3,070,299
Development costs incurred and capitalized	-	-	1,211,720
Development costs recovered and capitalized	-	-	(643,901)
Write-down of capitalized development costs	-	-	(3,638,118)
Closing balance of capitalized development costs	$-	$-	$-

Statements of operations and comprehensive loss
Development costs incurred and expensed	$608,914	$518,008	$-
Development costs recovered and netted from expense	(738,983)	(371,000)	(2,505)
Write-down of capitalized development costs	-	-	3,638,118
Development costs (recovery)	$(130,069)	$147,008	$3,635,613